Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ (12)	$ (62)
Gross Unrealized Losses, Less Than 12 Months	(114)	(74)
Fair Value, Less Than 12 Months	14,510	22,702
Gross Unrealized Losses, 12 Months or More	(322)	(417)
Fair Value, 12 Months or More	13,544	25,704
Gross Unrealized Losses, Total	(436)	(491)
Fair Value, Total	28,054	48,406
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Gross Unrealized Losses, Less Than 12 Months	(70)	(74)
Available-for-sale, Fair Value, Less Than 12 Months	10,808	22,702
Available-for-sale, Gross Unrealized Losses, 12 Months or More	(66)	(71)
Available-for-sale, Fair Value, 12 Months or More	8,974	8,924
Available-for-sale, Gross Unrealized Losses, Total	(136)	(145)
Available-for-sale, Fair Value, Total	19,782	31,626
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	(12)
Held-to-maturity, Fair Value, Less Than 12 Months	1,734
Held-to-maturity, Gross Unrealized Losses, 12 Months or More		(56)
Held-to-maturity, Fair Value, 12 Months or More		3,009
Held-to-maturity, Gross Unrealized Losses, Total	(12)	(56)
Held-to-maturity, Fair Value, Total	1,734	3,009
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Gross Unrealized Losses, 12 Months or More	(11)	(17)
Available-for-sale, Fair Value, 12 Months or More	837	917
Available-for-sale, Gross Unrealized Losses, Total	(11)	(17)
Available-for-sale, Fair Value, Total	837	917
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Gross Unrealized Losses, Less Than 12 Months	(32)
Available-for-sale, Fair Value, Less Than 12 Months	1,968
Available-for-sale, Gross Unrealized Losses, 12 Months or More	(245)	(262)
Available-for-sale, Fair Value, 12 Months or More	3,733	3,712
Available-for-sale, Gross Unrealized Losses, Total	(277)	(262)
Available-for-sale, Fair Value, Total	$ 5,701	3,712
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Gross Unrealized Losses, 12 Months or More		(4)
Available-for-sale, Fair Value, 12 Months or More		3,496
Available-for-sale, Gross Unrealized Losses, Total		(4)
Available-for-sale, Fair Value, Total		3,496
Held-to-maturity, Gross Unrealized Losses, 12 Months or More		(6)
Held-to-maturity, Fair Value, 12 Months or More		4,993
Held-to-maturity, Gross Unrealized Losses, Total		(6)
Held-to-maturity, Fair Value, Total		4,993
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Gross Unrealized Losses, 12 Months or More		(1)
Available-for-sale, Fair Value, 12 Months or More		653
Available-for-sale, Gross Unrealized Losses, Total		(1)
Available-for-sale, Fair Value, Total		$ 653